Other operating income (Details) - GBP (£) £ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other operating income
Government grants		£ 2,956	£ 1,415	£ 8,829
R&D tax relief		1,370	4,496	2,388
Other				135
Total other operating income	£ 2,829	£ 4,326	£ 5,911	£ 11,352